Income and other taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax recovery (expense):
Current period before undernoted items	$ (85,287)	$ (44,743)
Impact of Argentina gas settlement	0	(7,800)
Adjustments to prior years	(217)	(2,134)
Current tax recovery (expense)	(85,504)	(54,677)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	23,310	82,838
Impact of Argentina gas settlement	0	(3,575)
Derecognition of non-capital loss carryforwards	0	(17,861)
Adjustments to prior years	200	1,667
Change in U.S. tax rate	(36,567)	0
Change in other jurisdictions tax rates	734	0
Other	2,039	887
Deferred tax recovery (expense)	(10,284)	63,956
Tax expense (income), continuing operations	$ (95,788)	$ 9,279